SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is July 2, 2018.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® MID CAP GROWTH FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® CORE EQUITY FUND	MFS® TECHNOLOGY FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND
MFS® LOW VOLATILITY EQUITY FUND	MFS® VALUE FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND

Effective immediately, the following is added to the end of the section entitled "APPENDIX J – INVESTMENT STRATEGIES AND RISKS":
Money Market Fund Material Event
Financial Support Provided to U.S. Government Money Market Fund. On July 2, 2018, MFS, the investment advisor to the MFS U.S. Government Money Market Fund, made a capital contribution to the fund in the amount of $582,494. The fund was required to disclose additional information about this event on Form N-CR and to file this form with the SEC. Any Form N-CR filing submitted by the fund is available on the EDGAR Database on the SEC's website at http://www.sec.gov.

1035419                             1                            DECEMBER-SAI-COMBINED-SUP-I-070218